Dec. 31, 2024
FRANKLIN MUTUAL INTERNATIONAL VALUE FUND
Franklin Mutual International Value Fund
Investment Goal
Capital appreciation, which may occasionally be short term. The secondary goal is income.
Fees and Expenses of the Fund

These tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees (including on Class R6 and Class Z shares), such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $25,000 in Franklin Templeton funds and certain other funds distributed through Franklin Distributors, LLC, the Fund’s distributor. More information about these and other discounts is available from your financial professional and under “Your Account” on page 114 in the Fund’s Prospectus and under “Buying and Selling Shares” on page 80 of the Fund’s Statement of Additional Information. In addition, more information about sales charge discounts and waivers for purchases of shares through specific financial intermediaries is set forth in Appendix A – “Intermediary Sales Charge Discounts and Waivers” to the Fund’s prospectus.

Shareholder Fees
Shareholder Fees - FRANKLIN MUTUAL INTERNATIONAL VALUE FUND - FRANKLIN MUTUAL INTERNATIONAL VALUE FUND	Total		Total	Total	Total	Total
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.50%		none	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	[1]	1.00%	none	none	none
[1]

There is a 1% contingent deferred sales charge that applies to investments of $1 Million or more (see "Investments of $1 Million or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - FRANKLIN MUTUAL INTERNATIONAL VALUE FUND - FRANKLIN MUTUAL INTERNATIONAL VALUE FUND		Total	Total	Total	Total	Total
Management fees		0.80%	0.80%	0.80%	0.80%	0.80%
Distribution and service (12b-1) fees		0.25%	1.00%	0.50%	none	none
Other expenses		0.19%	0.19%	0.19%	0.13%	0.19%
Total annual Fund operating expenses		1.24%	1.99%	1.49%	0.93%	0.99%
Fee waiver and/or expense reimbursement	[1]	(0.04%)	(0.04%)	(0.04%)	(0.03%)	(0.04%)
Total annual Fund operating expenses after fee waiver and/or expense reimbursement		1.20%	1.95%	1.45%	0.90%	0.95%
[1]	The investment manager has agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense, dividend expense and security borrowing fees for securities sold short, and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.95% for each share class. The investment manager has also agreed to reduce its fees to reflect reduced services resulting from the Fund’s investments in Franklin Templeton affiliated funds. In addition, transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.02%. These contractual arrangements are expected to continue until April 30, 2026. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - FRANKLIN MUTUAL INTERNATIONAL VALUE FUND - FRANKLIN MUTUAL INTERNATIONAL VALUE FUND - USD ($)	Total	Total	Total	Total	Total
1 Year	$ 666	$ 298	$ 148	$ 92	$ 97
3 Years	919	620	468	294	311
5 Years	1,190	1,069	810	512	543
10 Years	$ 1,964	$ 2,119	$ 1,777	$ 1,141	$ 1,209

If you do not sell your shares:
Expense Example, No Redemption	FRANKLIN MUTUAL INTERNATIONAL VALUE FUND FRANKLIN MUTUAL INTERNATIONAL VALUE FUND USD ($)
1 Year	$ 198
3 Years	620
5 Years	1,069
10 Years	$ 2,119

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42.06% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets in securities of issuers outside the United States. The investment manager invests the Fund’s assets in issuers it believes are available at market prices less than their value based on certain recognized or objective criteria (fundamental value). Following this value-oriented strategy, the Fund invests primarily in undervalued equity securities (securities trading at a discount to fundamental value). The equity securities in which the Fund invests are primarily common stock. To a lesser extent, the Fund also invests in securities involving merger arbitrage and the debt and equity of stressed or distressed companies.

The Fund may invest up to 25% of its net assets in securities from emerging markets.

The Fund is not limited to pre-set maximums or minimums governing the size of the companies in which it may invest. However, the Fund currently invests the equity portion of its portfolio primarily to predominantly in large- and mid-cap companies, with the remaining portion of its equity portfolio in smaller companies.

The Fund may, from time to time, attempt to hedge (protect) against currency risks, largely using currency forward contracts and currency futures contracts (including currency index futures contracts) when, in the investment manager’s opinion, it would be advantageous to the Fund to do so. The Fund may also, from time to time, attempt to hedge against market risk using a variety of derivatives.

Portfolio Selection

The investment manager employs a research driven, fundamental value strategy for the Fund. Investments are generally selected based on the investment manager's own analysis of the security's fundamental value, including for equity securities, an analysis of cash flow potential, long-term earnings, multiples of earnings, book value, and fundamental analysis, including environmental, social and governance (ESG) considerations. The investment manager examines each investment separately and there are no set criteria as to specific value parameters, asset size, earnings or industry type. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. For example, the investment manager’s assessment of investments in special situations investments, notably merger arbitrage and distressed debt, generally does not include analysis of ESG factors.

Principal Risks
Risk Table - FRANKLIN MUTUAL INTERNATIONAL VALUE FUND	Risk [Text Block]
Principal Risks

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Risk Lose Money [Member]	You could lose money by investing in the Fund.
Risk Not Insured [Member]	Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.
Market

Market: The market values of securities or other investments owned by the Fund will go up or down, sometimes rapidly or unpredictably. The market value of a security or other investment may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise. In addition, the value of the Fund’s investments may go up or down due to general market or other conditions that are not specifically related to a particular issuer, such as: real or perceived adverse economic changes, including widespread liquidity issues and defaults in one or more industries; changes in interest or exchange rates; unexpected natural and man-made world events, such as diseases or disasters; financial, political or social disruptions, including terrorism and war; and U.S. trade disputes or other disputes with specific countries that could result in tariffs, trade barriers and investment restrictions in certain securities in those countries. Any of these conditions can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Stock prices tend to go up and down more dramatically than those of debt securities. A slower-growth or recessionary economic environment could have an adverse effect on the prices of the various stocks held by the Fund.

Value Style Investing

Value Style Investing: A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur or do not have the anticipated effect.

Foreign Securities (non-U.S.)

Foreign Securities (non-U.S.): Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: (i) internal and external political and economic developments – e.g., the political, economic and social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or some foreign countries may be subject to trading restrictions or economic sanctions; diplomatic and political developments could affect the economies, industries, and securities and currency markets of the countries in which the Fund is invested, which can include rapid and adverse political changes; social instability; regional conflicts; sanctions imposed by the United States, other nations or other governmental entities, including supranational entities; terrorism; and war; (ii) trading practices – e.g., government supervision and regulation of foreign securities and currency markets, trading systems and brokers may be less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and (v) currency exchange rate fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in that foreign currency. The risks of foreign investments may be greater in developing or emerging market countries.

Merger Arbitrage Securities and Distressed Companies

Merger Arbitrage Securities and Distressed Companies: A merger or other restructuring, or a tender or exchange offer, proposed or pending at the time the Fund invests in merger arbitrage securities may not be completed on the terms or within the time frame contemplated, which may result in losses to the Fund. Debt obligations of distressed companies typically are unrated, lower-rated, in default or close to default and are generally more likely to become worthless than the securities of more financially stable companies.

Small and Mid Capitalization Companies

Small and Mid Capitalization Companies: Securities issued by small and mid capitalization companies may be more volatile in price than those of larger companies and may involve substantial risks. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, small and mid capitalization companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans. The markets for securities issued by small and mid capitalization companies also tend to be less liquid than the markets for securities issued by larger companies.

Derivative Instruments

Derivative Instruments: The performance of derivative instruments depends largely on the performance of an underlying instrument, such as a currency, security, interest rate or index, and such derivatives often have risks similar to the underlying instrument, in addition to other risks. Derivatives involve costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that significantly exceeds the Fund’s initial investment. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Other risks include illiquidity, mispricing or improper valuation of the derivative, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. Their successful use will usually depend on the investment manager’s ability to accurately forecast movements in the market relating to the underlying instrument. Should a market or markets, or prices of particular classes of investments move in an unexpected manner, especially in unusual or extreme market conditions, the Fund may not achieve the anticipated benefits of the transaction, and it may realize losses, which could be significant. If the investment manager is not successful in using such derivative instruments, the Fund’s performance may be worse than if the investment manager did not use such derivatives at all. When a derivative is used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security, interest rate, index or other risk being hedged. Derivatives also may present the risk that the other party to the transaction will fail to perform. There is also the risk, especially under extreme market conditions, that a derivative, which usually would operate as a hedge, provides no hedging benefits at all.

Emerging Market Countries

Emerging Market Countries: The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Liquidity

Liquidity: The trading market for a particular security or type of security or other investments in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities or other investments when necessary to meet the Fund’s liquidity needs, which may arise or increase in response to a specific economic event or because the investment manager wishes to purchase particular investments or believes that a higher level of liquidity would be advantageous. Reduced liquidity will also generally lower the value of such securities or other investments. Market prices for such securities or other investments may be relatively volatile.

Management

Management: The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

ESG Considerations

ESG Considerations: ESG considerations are one of a number of factors that the investment manager examines when considering investments for the Fund’s portfolio. In light of this, the issuers in which the Fund invests may not be considered ESG-focused companies. In addition, ESG considerations assessed as part of the Fund’s investment process may vary across types of eligible investments and issuers. The investment manager does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. The investment manager’s assessment of an issuer may differ from that of investors, third-party service providers, such as ratings providers, and other funds. As a result, securities selected by the investment manager may not reflect the beliefs and values of any particular investor. The investment manager also may be dependent on the availability of timely, complete and accurate ESG data being reported by issuers and/or third-party research providers to evaluate ESG factors. ESG factors are often not uniformly measured or defined, which could impact the investment manager’s ability to assess an issuer. While the investment manager views ESG considerations as having the potential to contribute to the Fund’s long-term performance, there is no guarantee that such results will be achieved.

Cybersecurity

Cybersecurity: Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to Fund assets, Fund or customer data (including private shareholder information), or proprietary information, cause the Fund, the investment manager, and/or their service providers (including, but not limited to, Fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent Fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The investment manager has limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the Fund or the investment manager. Cybersecurity incidents may result in financial losses to the Fund and its shareholders, and substantial costs may be incurred in an effort to prevent or mitigate future cybersecurity incidents. Issuers of securities in which the Fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.

Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the Fund's ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the Fund, the investment manager, and their service providers are subject to the risk of cyber incidents occurring from time to time.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund's performance from year to year for Class A shares. The table shows how the Fund's average annual returns for 1 year, 5 years, 10 years or since inception, as applicable, compared with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You can obtain updated performance information at www.franklintempleton.com or by calling (800) DIAL BEN/342-5236.

On May 1, 2023, the Fund's investment strategies changed from investing at least 80% of its net assets in securities of European companies to investing at least 80% of its assets in securities of issuers outside the United States. Future performance after May 1, 2023 will be attributable to the Fund's performance after the strategy change. The performance before May 1, 2023 is attributable to the Fund’s previous investment strategy.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.

Class A Annual Total Returns

Best Quarter:	2022, Q4	17.84%
Worst Quarter:	2020, Q1	-32.56%

Average Annual Total Returns (figures reflect sales charges) For periods ended December 31, 2024
Average Annual Total Returns - FRANKLIN MUTUAL INTERNATIONAL VALUE FUND	Label	1 Year	5 Years	10 Years
FRANKLIN MUTUAL INTERNATIONAL VALUE FUND	Return before taxes	(2.29%)	4.14%	4.13%
FRANKLIN MUTUAL INTERNATIONAL VALUE FUND | After Taxes on Distributions	Return after taxes on distributions	(2.68%)	3.53%	3.50%
FRANKLIN MUTUAL INTERNATIONAL VALUE FUND | After Taxes on Distributions and Sales	Return after taxes on distributions and sale of Fund shares	(0.62%)	3.21%	3.27%
FRANKLIN MUTUAL INTERNATIONAL VALUE FUND		1.62%	4.53%	3.94%
FRANKLIN MUTUAL INTERNATIONAL VALUE FUND		3.16%	5.05%	4.46%
FRANKLIN MUTUAL INTERNATIONAL VALUE FUND		3.74%	5.68%	5.10%
FRANKLIN MUTUAL INTERNATIONAL VALUE FUND		3.67%	5.59%	4.99%
MSCI All Country World ex-US Index-NR	MSCI All Country World ex-US Index-NR	5.53%	4.10%	4.80%
MSCI EAFE Value Index-NR	MSCI EAFE Value Index-NR	5.68%	5.09%	4.31%